Geographical Sales (Tables)	3 Months Ended
Mar. 31, 2022
Geographical Sales [Abstract]
Schedule of geographical distribution of company's sales
	Three Months Ended March 31,	Years Ended December 31,
	2022	2021	2020
Geographical sales
North America	$305,490	$1,522,412	$1,348,228
Asia	14,403	473,157	349,499
South America	15,501	4,932	-
Other	4,121	137,106	55,249
	$339,515	$2,137,607	$1,752,976